SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies
Schedule of depreciation

Major class of assets	Depreciation Method	Depreciation Rate
Vehicles	Straight-Line	3-5 years
Machinery and equipment	Straight-Line/UOP	3-11 years
Mobile mining equipment	Straight-Line/UOP	3-8 years
Furniture and fixtures	Straight-Line	4-11 years
Building	Straight-Line/UOP	3-11 years
Plant	Straight-Line/UOP	3-11 years